Debt - Additional Information (Detail) $ in Millions			12 Months Ended
	Jun. 08, 2020 USD ($)	Apr. 13, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 EUR (€)
Short-term Debt [Line Items]
Debt issuance description			Under the euro-Program, the Company may issue euro-commercial paper notes [the “euro notes”] up to a maximum aggregate amount of €500 million or its equivalent in alternative currencies.
Maximum borrowing capacity			$ 2,750
Net cash deposit			$ 106	$ 116
Revolving credit facility maturity date			Jun. 24, 2024
Interest paid in cash			$ 104	$ 103
One Point Nine Zero Zero Senior Notes [Member]
Short-term Debt [Line Items]
Senior Notes, face amount | €					€ 550,000,000
Asian Tranche [Member]
Short-term Debt [Line Items]
Maximum borrowing capacity			200
Mexican Tranche [Member]
Short-term Debt [Line Items]
Maximum borrowing capacity			150
One Point Five Zero Zero Senior Notes [Member]
Short-term Debt [Line Items]
Senior Notes, face amount | €					600,000,000
Two point four five percentage [Member]
Short-term Debt [Line Items]
Senior Notes, face amount	$ 750
Debt Instrument, Maturity Date	Jun. 15, 2030
Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Gross amount outstanding under the credit facility			$ 0
Line of credit facility, expiration period			364 days
Line of credit facility, maturity date				Jun. 22, 2020
Current Borrowing Capacity			$ 750	$ 300
Revolving Credit Facility [Member] | April 13 2020 Amendment [Member]
Short-term Debt [Line Items]
Line of credit facility, maturity date		Apr. 12, 2021
Current Borrowing Capacity		$ 1,000
Revolving Credit Facility [Member] | December 11 2020 Amendment [Member]
Short-term Debt [Line Items]
Line of credit facility, maturity date			Dec. 10, 2021
Bank Indebtedness [Member]
Short-term Debt [Line Items]
Gross amount outstanding under the credit facility			$ 101	110
Covenant percentage USD cash deposit to outstanding euro balance			105.00%
Restricted cash deposits			$ 106	116
Bank Indebtedness [Member] | Prepaid Expenses and Other [Member]
Short-term Debt [Line Items]
Net cash deposit			5	6
U.S. Commercial Paper Notes [Member]
Short-term Debt [Line Items]
Maximum borrowing capacity			1,000
Short term borrowings			$ 0	$ 0
Euro-Commercial Paper Notes [Member]
Short-term Debt [Line Items]
Maximum borrowing capacity | €					€ 500,000,000